Capital Lease Obligation	12 Months Ended
Dec. 31, 2011
Capital Lease Obligation

Note 7 – Capital Lease Obligation

The Company leases equipment under a capital lease obligation. Future minimum payments required under the lease are as follows:

Years ending December 31:
2012	$4,550
4,550
Less: amount representing interest	735
3,815
Less: Current portion of capital lease obligation	3,815
Non-current portion of capital lease obligation	$–

Interest expense associated with the capital lease obligation was negligible during the years ended December 31, 2011 and 2010, respectively.